Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	3 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	Three months ended	Year ended
	March 31, 2014	December 31, 2013
Income (loss) before taxes:
Continuing operations	$(202,777)	$(1,542,747)
Discontinued operations	(1,395)	(4,010)
Total Income (loss) before taxes	(204,172)	(1,546,757)
Statutory rate	34%	34%

Computed expected tax payable (recovery)	$52,000	$489,000
Non-recognizable income	18,000	37,000
Non-deductible expenses	––	––
Change in valuation allowance	(70,000)	(526,000)
Reported income taxes	$––	$––